LICENSE AGREEMENTS AND COMMITMENTS	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Research and Development [Abstract]
LICENSE AGREEMENTS AND COMMITMENTS

License Agreements

In August 2010, we entered into a License Agreement (the “License Agreement”) with Einstein, MIT, Cornell and IFO-Regina. Pursuant to the License Agreement, we are required to make annual license maintenance fee payments beginning August 26, 2011.  We have satisfied all license maintenance payments due through May 31, 2015 and are required to make payments of $50,000 in 2015, $75,000 in 2016 and $100,000 in 2017 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Effective March 2012, we entered into a second license agreement dated January 3, 2012 (the “Second License Agreement”) with Einstein. Pursuant to the Second License Agreement, we are required to make annual license maintenance fee payments beginning on January 3, 2013.  We have satisfied all license maintenance payments due through May 31, 2015 and are required to make additional payments of $30,000 in 2016, $50,000 in 2017, $75,000 in 2018 and $100,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Effective December 2013, we entered into a diagnostic license agreement (the “Alternative Splicing Diagnostic License Agreement”) with MIT and its David H. Koch Institute for Integrative Cancer Research at MIT and its Department of Biology, Einstein, and Montefiore Medical Center.  Pursuant to the Alternative Splicing Diagnostic License Agreement, we are required to make annual license maintenance fee payments for each license beginning on January 1, 2015.  We have satisfied the license maintenance payment of $10,000 for 2015. We are required to make additional payments of $15,000 in 2016, $25,000 in 2017, $37,500 in 2018, and $50,000 in 2019 and every year each license is in effect thereafter.  These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Effective June 2014, we entered into a license agreement (the “Antibody License Agreement”) with MIT. Pursuant to the Antibody License Agreement, we are required to make license maintenance fee payments beginning on January 1, 2015.  We have satisfied the license maintenance payment of $5,000 for 2015. We are required to make additional payments of $10,000 in 2016, $15,000 in 2017, $15,000 in 2018, and $20,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Lease Agreements

On August 28, 2014, we entered into a lease agreement for our diagnostic laboratory and office space located in Boston, MA. The term of the lease is from September 1, 2014 through August 31, 2016, and the basic rent payable thereunder is $10,280 per month for the first year and $10,588 per month for the second year. Additional monthly payments under the lease agreement shall include tax payments and operational costs. Additionally, we paid a $40,000 security deposit in connection with entering into the lease.

Effective March 1, 2015 we entered into a lease agreement for a short-term office space in New York, NY.  The term of the lease is month-to-month and may be terminated with twenty-one (21) days notice. The basic rent payment is $1,400 per month and we paid a $2,100 security deposit in connection with entering into the lease.

License Agreements

Pursuant to the License Agreement, we are required to make annual license maintenance fee payments beginning August 26, 2011.  We have satisfied all license maintenance payments due through February 28, 2015 and are required to make payments of $50,000 in 2015, $75,000 in 2016 and $100,000 in 2017 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Pursuant to the Second License Agreement, we are required to make annual license maintenance fee payments beginning on January 3, 2013.  We have satisfied all license maintenance payments due through February 28, 2015 and are required to make additional payments of $30,000 in 2016, $50,000 in 2017, $75,000 in 2018 and $100,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

During the year ended February 28, 2015, we terminated the Third License Agreement. All obligations pursuant to the Third License Agreement have been satisfied.

Pursuant to the Alternative Splicing Diagnostic License Agreement, we are required to make annual license maintenance fee payments for each license beginning on January 1, 2015.  We have satisfied the license maintenance payment of $10,000 for 2015. We are required to make additional payments of $15,000 in 2016, $25,000 in 2017, $37,500 in 2018, and $50,000 in 2019 and  every year each license is in effect thereafter.  These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Pursuant to the Antibody License Agreement, we are required to make license maintenance fee payments beginning on January 1, 2015.  We have satisfied the license maintenance payment of $5,000 for 2015. We are required to make additional payments of $10,000 in 2016, $15,000 in 2017, $15,000 in 2018, and $20,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year.

Lease Agreements

On August 28, 2014, we entered into a lease agreement for our diagnostic laboratory and office space located in Boston, MA. The term of the lease is from September 1, 2014 through August 31, 2016, and the basic rent payable thereunder is $10,280 per month for the first year and $10,588 per month for the second year. Additional monthly payments under the lease agreement shall include tax payments and operational costs. Additionally, we paid a $40,000 security deposit in connection with entering into the lease.

Effective March 1, 2015 we entered into a lease agreement for a short-term office space in New York, NY.  The term of the lease is month-to-month and may be terminated with twenty-one (21) days notice. The basic rent payment is $1,400 per month and we paid a $2,100 security deposit in connection with entering into the lease.

During the fiscal year ended February 28, 2015, we terminated all other lease obligations including the drug discovery laboratory in Stony Brook, NY in connection with the ASET License Agreement.